LORD ABBETT MID CAP VALUE FUND INC
RISK/RETURN

Supplement dated February 28, 2012 to the
Summary Prospectus, Prospectus, and Statement of Additional Information
dated May 1, 2011

Effective March 31, 2012, the Lord Abbett Mid Cap Value Fund, Inc. will change its name to “Lord Abbett Mid Cap Stock Fund, Inc.” As of such date, all references to the term “Fund” or to “Lord Abbett Mid-Cap Value Fund” in the Summary Prospectus, Prospectus, and Statement of Additional Information shall mean and refer to “Lord Abbett Mid Cap Stock Fund.”